AB Equity Income Fund

Portfolio of Investments

August 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Information Technology – 29.2%
IT Services – 2.6%
Mastercard, Inc. - Class A	26,930	$8,735,284
Paychex, Inc.	32,210	3,972,781

		12,708,065

Semiconductors & Semiconductor Equipment – 6.1%
Broadcom, Inc.	25,510	12,732,296
KLA Corp.(a)	22,363	7,695,779
NVIDIA Corp.	14,056	2,121,613
NXP Semiconductors NV	42,027	6,916,804

		29,466,492

Software – 11.5%
Intuit, Inc.	5,920	2,556,138
Microsoft Corp.	146,348	38,265,611
NortonLifeLock, Inc.	292,030	6,596,958
Oracle Corp.	111,380	8,258,827

		55,677,534

Technology Hardware, Storage & Peripherals – 9.0%
Apple, Inc.	195,729	30,772,513
Seagate Technology Holdings PLC(a)	106,387	7,123,673
Western Digital Corp.(b)	142,410	6,018,247

		43,914,433

		141,766,524

Financials – 13.2%
Banks – 4.0%
Wells Fargo & Co.	445,230	19,461,003

Capital Markets – 4.6%
LPL Financial Holdings, Inc.	11,020	2,439,057
Morgan Stanley	232,734	19,833,591

		22,272,648

Insurance – 4.6%
Allstate Corp. (The)	38,421	4,629,730
MetLife, Inc.	239,120	15,382,590
Willis Towers Watson PLC	12,065	2,495,404

		22,507,724

		64,241,375

Health Care – 12.2%
Health Care Equipment & Supplies – 3.7%
Medtronic PLC	174,250	15,320,060
Zimmer Biomet Holdings, Inc.	23,660	2,515,531

		17,835,591

Health Care Providers & Services – 0.8%
UnitedHealth Group, Inc.(a)	8,103	4,208,131

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific, Inc.	6,450	$3,517,314

Pharmaceuticals – 7.0%
Merck & Co., Inc.	181,774	15,516,229
Roche Holding AG (Sponsored ADR)	243,540	9,848,758
Sanofi (ADR)	207,770	8,524,803

		33,889,790

		59,450,826

Consumer Staples – 10.4%
Beverages – 4.3%
Coca-Cola Co. (The)	158,530	9,782,886
Molson Coors Beverage Co. - Class B(a)	46,050	2,379,403
PepsiCo, Inc.	50,888	8,766,476

		20,928,765

Food & Staples Retailing – 3.3%
Walmart, Inc.(b)	120,258	15,940,198

Food Products – 1.8%
General Mills, Inc.	112,740	8,658,432

Household Products – 1.0%
Procter & Gamble Co., (The)	37,337	5,150,266

		50,677,661

Consumer Discretionary – 9.1%
Automobiles – 2.6%
Ford Motor Co.	817,945	12,465,482

Distributors – 2.1%
Genuine Parts Co.	66,496	10,374,041

Hotels, Restaurants & Leisure – 1.1%
Restaurant Brands International, Inc.	87,392	5,156,128

Internet & Direct Marketing Retail – 2.0%
eBay, Inc.	223,330	9,855,553

Specialty Retail – 1.3%
Home Depot, Inc. (The)	14,399	4,152,959
Williams-Sonoma, Inc.(a)	13,852	2,060,485
		6,213,444

		44,064,648

Industrials – 5.5%
Aerospace & Defense – 1.2%
L3Harris Technologies, Inc.	15,088	3,442,931
Lockheed Martin Corp.	5,870	2,466,045

		5,908,976

Machinery – 1.8%
PACCAR, Inc.	98,100	8,584,731

Marine – 0.6%
Star Bulk Carriers Corp.(a)	155,034	3,030,915

Company	Shares	U.S. $ Value

Road & Rail – 1.9%
CSX Corp.	84,631	$2,678,571
Norfolk Southern Corp.	26,410	6,421,064

		9,099,635

		26,624,257

Communication Services – 4.9%
Diversified Telecommunication Services – 4.9%
Comcast Corp. - Class A	267,098	9,666,277
Deutsche Telekom AG (Sponsored ADR)	494,700	9,364,671
Verizon Communications, Inc.	116,360	4,865,011

		23,895,959

Energy – 4.5%
Energy Equipment & Services – 0.9%
Baker Hughes Co.	169,490	4,281,317

Oil, Gas & Consumable Fuels – 3.6%
Cameco Corp.	104,760	3,053,754
Chevron Corp.	41,676	6,587,309
EOG Resources, Inc.	44,055	5,343,871
Valero Energy Corp.(a)	22,430	2,627,002

		17,611,936

		21,893,253

Real Estate – 4.5%
Equity Real Estate Investment Trusts (REITs) – 4.5%
Cousins Properties, Inc.	86,930	2,334,070
CubeSmart	150,532	6,931,999
Physicians Realty Trust	284,327	4,736,888
VICI Properties, Inc.(a)	233,041	7,688,023

		21,690,980

Utilities – 4.4%
Electric Utilities – 3.4%
American Electric Power Co., Inc.	163,580	16,390,716

Multi-Utilities – 1.0%
NiSource, Inc.	173,729	5,126,743

		21,517,459

Consumer Durables & Apparel – 0.9%
Homebuilding – 0.9%
PulteGroup, Inc.	101,990	4,146,913

Materials – 0.7%
Chemicals – 0.7%
LyondellBasell Industries NV - Class A	43,405	3,602,615

Total Common Stocks (cost $407,036,414)		483,572,470

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(c) (d) (e) (cost $1,791,625)	1,791,625	$1,791,625

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $408,828,039)		485,364,095

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(c) (d) (e) (cost $1,548,933)	1,548,933	1,548,933

Total Investments – 100.2% (cost $410,376,972)(f)		486,913,028
Other assets less liabilities – (0.2)%		(865,521)

Net Assets – 100.0%		$486,047,507

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $99,833,150 and gross unrealized depreciation of investments was $(23,297,094), resulting in net unrealized appreciation of $76,536,056.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Equity Income Fund

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$483,572,470	$—	$—	$483,572,470
Short-Term Investments	1,791,625	—	—	1,791,625
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,548,933	—	—	1,548,933

Total Investments in Securities	486,913,028	—	—	486,913,028
Other Financial Instruments(b)	—	—	—	—

Total	$486,913,028	$—	$—	$486,913,028

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,707	$48,639	$48,554	$1,792	$4
Government Money Market Portfolio*	3,019	36,873	38,343	1,549	3
Total	$4,726	$85,512	$86,897	$3,341	$7

*	Investments of cash collateral for securities lending transactions.